Description of the Business - Additional Information (Detail) $ / shares in Units, $ in Thousands					6 Months Ended	12 Months Ended
	Aug. 02, 2024 USD ($) Tranche	Mar. 01, 2024 AffiliatedProperty	Feb. 19, 2024 AffiliatedProperty	Sep. 05, 2023 $ / shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	May 23, 2024 $ / shares shares	Mar. 31, 2024 $ / shares	Jan. 25, 2024 USD ($)	Mar. 29, 2023 USD ($)	Dec. 31, 2022 $ / shares shares	May 23, 2022 $ / shares
Nature Of Operations [Line Items]
Number of affiliated property and casualty insurers | AffiliatedProperty		28
Warrants to purchase exercise price per share | $ / shares					$ 82.43	$ 286.56		$ 121.88
Working Capital Credit Agreement [Member]
Nature Of Operations [Line Items]
Line of credit facility, maximum borrowing capacity										$ 48,000
Term Loan B [Member] | Maximum [Member] | Second Amended and Restated First Lien Credit Agreement [Member]
Nature Of Operations [Line Items]
Additional collateral, a pledge of proceeds from certain Claims									$ 14,000
Hazel Partners Holdings LLC Letter Agreement [Member] | Working Capital Credit Agreement [Member]
Nature Of Operations [Line Items]
Credit facility description	extended the period to draw up to $23.3 million (with a 40% original issue discount) for working capital, accessible in eight tranches of $1.75 million, that can be drawn at least one month apart, until September 2025				extended the period to draw up to $23.3 million (with a 40% original issue discount) for working capital, accessible in eight tranches of $1.75 million, that can be drawn at least one month apart, until September 2025
Subsequent Event [Member]
Nature Of Operations [Line Items]
Number of affiliated property and casualty insurers | AffiliatedProperty			28
Number Of Tranches | Tranche	8
Subsequent Event [Member] | Working Capital Credit Agreement [Member]
Nature Of Operations [Line Items]
Line of credit facility, maximum borrowing capacity	$ 14,000
Debt instrument original issue discount	40.00%
Line of credit borrowing amount accessible for each tranche	$ 1,750
Line of credit facility for acquiring additional claims	2,000
Subsequent Event [Member] | Working Capital Credit Agreement [Member] | Maximum [Member]
Nature Of Operations [Line Items]
Line of credit facility, maximum borrowing capacity	23,300
Subsequent Event [Member] | Term Loan B [Member] | Maximum [Member] | Second Amended and Restated First Lien Credit Agreement [Member]
Nature Of Operations [Line Items]
Additional collateral, a pledge of proceeds from certain Claims									$ 14,000
Subsequent Event [Member] | Hazel Partners Holdings LLC Letter Agreement [Member] | Working Capital Credit Agreement [Member]
Nature Of Operations [Line Items]
Line of credit facility, maximum borrowing capacity	$ 23,300
Debt instrument original issue discount	40.00%
Line of credit facility, maximum remaining borrowing capacity	$ 10,500
Line of credit borrowing amount accessible for each tranche	$ 1,750
Number Of Tranches | Tranche	8
Proceeds from credit facility	$ 3,500
Line of credit facility for acquiring additional claims	$ 3,300
Percentage of proceeds in excess of hazel floor price for operational expenses	50.00%
Percentage of proceeds in excess of hazel floor price to pay down	50.00%
Percentage of new claims monetized proceeds to pay down operational collection floor	50.00%
Percentage Of Proceeds In Excess Of Available Hazel Floor Price	50.00%
Percentage Of Proceeds In Excess Of Available Hazel Floor Price For Operational Expenses	50.00%
Percentage of proceeds in excess to pay down operational collection floor	50.00%
Class V Common Stock Units [Member] | Non Economic Voting Shares [Member]
Nature Of Operations [Line Items]
Common stock par or stated value per share | $ / shares												$ 0.0001
Class A [Member]
Nature Of Operations [Line Items]
Common stock par or stated value per share | $ / shares					$ 0.0001	$ 0.0001					$ 0.0001
Common stock, share issued | shares					18,630,980	14,659,794					2,984,212
Warrants to purchase exercise price per share | $ / shares					$ 287.5	$ 287.5	$ 0.0001
Closing bid price of common stock per share as per listing rule for consecutive 30 business days | $ / shares				$ 0.1	1	$ 1
Class A [Member] | Virage Recovery Participation LP [Member]
Nature Of Operations [Line Items]
Common stock par or stated value per share | $ / shares							$ 0.0001
Common stock, share issued | shares							500,000
Warrants to purchase exercise price per share | $ / shares					$ 0.0001
Class A [Member] | Virage Recovery Participation LP Warrant [Member]
Nature Of Operations [Line Items]
Common stock par or stated value per share | $ / shares							$ 0.0001
Common stock, share issued | shares							2,500,000